Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (4.0%)
	Scotts Miracle-Gro Co.	1,292,540	316,634
	Mosaic Co.	8,330,266	263,320
	Steel Dynamics Inc.	4,874,334	247,421
	Reliance Steel & Aluminum Co.	1,553,093	236,521
	Cleveland-Cliffs Inc.	10,947,994	220,164
	Royal Gold Inc.	1,601,836	172,390
	United States Steel Corp.	5,759,290	150,721
*	Alcoa Corp.	4,332,350	140,758
	Huntsman Corp.	4,844,943	139,680
	Timken Co.	1,662,137	134,916
	Olin Corp.	3,477,960	132,058
	Ashland Global Holdings Inc.	1,480,460	131,420
*	RBC Bearings Inc.	613,919	120,801
	CF Industries Holdings Inc.	2,614,234	118,634
	Valvoline Inc.	4,424,835	115,355
*	Hexcel Corp.	2,036,999	114,072
	Chemours Co.	4,027,075	112,396
	UFP Industries Inc.	1,416,269	107,410
	Avient Corp.	2,223,559	105,108
	Balchem Corp.	790,850	99,180
	W R Grace & Co.	1,612,328	96,514
	Element Solutions Inc.	5,120,461	93,653
	Commercial Metals Co.	2,920,594	90,071
*	Univar Solutions Inc.	4,119,316	88,730
	NewMarket Corp.	213,396	81,125
	Sensient Technologies Corp.	1,033,541	80,616
	Quaker Chemical Corp.	326,238	79,527
	Hecla Mining Co.	13,096,657	74,520
*	Ingevity Corp.	985,760	74,454
	Cabot Corp.	1,377,583	72,240
	Stepan Co.	519,656	66,053
	Minerals Technologies Inc.	822,186	61,927
*	Livent Corp.	3,565,020	61,746
	Innospec Inc.	598,508	61,461
	Boise Cascade Co.	951,892	56,952
	Worthington Industries Inc.	823,700	55,262
	Mueller Industries Inc.	1,313,913	54,330
*,1	MP Materials Corp.	1,457,989	52,415
	GrafTech International Ltd.	4,223,426	51,653
	Compass Minerals International Inc.	822,943	51,615
	Domtar Corp.	1,334,501	49,310

		Shares	Market Value ($000)
	Carpenter Technology Corp.	1,186,277	48,815
*	Coeur Mining Inc.	5,342,575	48,243
	Tronox Holdings plc Class A	2,614,430	47,844
	Kaiser Aluminum Corp.	390,689	43,171
	Schweitzer-Mauduit International Inc.	770,685	37,740
*	GCP Applied Technologies Inc.	1,436,294	35,247
	Westlake Chemical Corp.	394,492	35,027
	Materion Corp.	499,832	33,109
*	Amyris Inc.	1,602,445	30,607
*	Arconic Corp.	1,203,335	30,553
*	Kraton Corp.	743,967	27,222
	Schnitzer Steel Industries Inc. Class A	599,164	25,039
*	Century Aluminum Co.	1,220,287	21,550
	Glatfelter Corp.	1,091,362	18,717
*	Koppers Holdings Inc.	495,198	17,213
	PQ Group Holdings Inc.	1,005,591	16,793
	American Vanguard Corp.	636,719	12,995
	Tredegar Corp.	705,600	10,591
	FutureFuel Corp.	645,964	9,386
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/2022	19	—
			5,182,995
Consumer Discretionary (16.1%)
*	L Brands Inc.	5,432,065	336,028
	Williams-Sonoma Inc.	1,870,065	335,116
	Pool Corp.	933,584	322,311
*	Tapestry Inc.	6,785,710	279,639
*	Chegg Inc.	3,252,285	278,591
*	Five Below Inc.	1,364,206	260,277
*	Zynga Inc. Class A	25,032,168	255,578
*	Bright Horizons Family Solutions Inc.	1,477,806	253,370
	Newell Brands Inc.	9,330,443	249,869
*	Norwegian Cruise Line Holdings Ltd.	8,870,124	244,727
*,1	GameStop Corp. Class A	1,277,399	242,476
	Lithia Motors Inc. Class A	613,559	239,343
*	RH	398,188	237,559
*	Floor & Decor Holdings Inc. Class A	2,419,406	231,005
	Kohl's Corp.	3,850,081	229,503
*	Deckers Outdoor Corp.	688,293	227,426
	Nielsen Holdings plc	8,731,200	219,590
	Gentex Corp.	5,959,287	212,568
*	Caesars Entertainment Inc.	2,414,062	211,110
*	Alaska Air Group Inc.	3,019,601	208,987
*	Liberty Media Corp.-Liberty Formula One Class C	4,756,336	205,902
*	Gap Inc.	6,849,032	203,964
	Service Corp. International	3,928,538	200,552
	Churchill Downs Inc.	845,494	192,282
	Polaris Inc.	1,436,454	191,767
*	Capri Holdings Ltd.	3,688,191	188,098
*	American Airlines Group Inc.	7,812,354	186,715
*	SiteOne Landscape Supply Inc.	1,080,863	184,547
*	PVH Corp.	1,736,127	183,509
*	IAA Inc.	3,279,024	180,805
	New York Times Co. Class A	3,459,500	175,120
*	Marriott Vacations Worldwide Corp.	1,002,776	174,664
	Thor Industries Inc.	1,284,253	173,040
*	Mattel Inc.	8,484,305	169,007
	Hanesbrands Inc.	8,517,200	167,533
	Tempur Sealy International Inc.	4,508,561	164,833

		Shares	Market Value ($000)
*	AutoNation Inc.	1,705,383	158,976
	Wyndham Hotels & Resorts Inc.	2,273,767	158,663
*	Penn National Gaming Inc.	1,495,112	156,748
*	Planet Fitness Inc. Class A	2,026,826	156,674
*	JetBlue Airways Corp.	7,702,556	156,670
*	Texas Roadhouse Inc. Class A	1,611,536	154,611
*	Terminix Global Holdings Inc.	3,221,970	153,591
	Toll Brothers Inc.	2,696,788	152,989
*	BJ's Wholesale Club Holdings Inc.	3,347,528	150,170
	Harley-Davidson Inc.	3,739,567	149,957
	Leggett & Platt Inc.	3,246,843	148,218
*	Vail Resorts Inc.	491,485	143,347
	Nexstar Media Group Inc. Class A	1,020,237	143,272
	Foot Locker Inc.	2,542,196	142,999
*	Skechers USA Inc. Class A	3,347,468	139,623
	Interpublic Group of Cos. Inc.	4,772,262	139,350
*	YETI Holdings Inc.	1,913,475	138,172
	Lear Corp.	734,712	133,167
	AMERCO	215,363	131,931
*	Ralph Lauren Corp. Class A	1,060,802	130,648
*	Fox Factory Holding Corp.	1,019,753	129,570
	Travel + Leisure Co.	2,094,848	128,121
*	Helen of Troy Ltd.	595,226	125,390
*	Macy's Inc.	7,580,803	122,733
*	Grand Canyon Education Inc.	1,143,181	122,435
*	Crocs Inc.	1,516,642	122,014
*	TripAdvisor Inc.	2,232,196	120,070
	Aramark	3,101,481	117,174
*	Sabre Corp.	7,735,997	114,570
*	Boyd Gaming Corp.	1,904,553	112,292
*	frontdoor Inc.	2,085,157	112,077
	Qurate Retail Inc. Class A	9,458,837	111,236
*,1	AMC Entertainment Holdings Inc. Class A	10,773,229	109,995
	Dick's Sporting Goods Inc.	1,443,783	109,944
*	Sonos Inc.	2,920,036	109,414
	American Eagle Outfitters Inc.	3,646,652	106,628
*,1	Luminar Technologies Inc.	4,267,252	103,737
*	Shake Shack Inc. Class A	904,114	101,957
*	Nordstrom Inc.	2,691,541	101,929
*	Under Armour Inc. Class A	4,575,260	101,388
	TEGNA Inc.	5,338,184	100,518
	Cracker Barrel Old Country Store Inc.	578,380	99,990
*	Goodyear Tire & Rubber Co.	5,687,220	99,924
	KB Home	2,126,879	98,964
	H&R Block Inc.	4,466,264	97,365
	Choice Hotels International Inc.	878,985	94,306
*	Selectquote Inc.	3,176,269	93,732
*	Asbury Automotive Group Inc.	469,607	92,278
*	Ollie's Bargain Outlet Holdings Inc.	1,058,558	92,095
	Wingstop Inc.	723,290	91,981
*	Taylor Morrison Home Corp. Class A	2,979,980	91,813
*	Six Flags Entertainment Corp.	1,966,788	91,397
	Murphy USA Inc.	631,464	91,284
*	Carter's Inc.	1,010,918	89,901
*	Under Armour Inc. Class C	4,857,438	89,668
	Wendy's Co.	4,369,426	88,525
*	Spirit Airlines Inc.	2,381,738	87,886
*,1	National Vision Holdings Inc.	1,974,296	86,533

		Shares	Market Value ($000)
*	Avis Budget Group Inc.	1,191,533	86,434
	Dana Inc.	3,522,924	85,713
	Columbia Sportswear Co.	809,755	85,534
*	Sleep Number Corp.	587,953	84,365
*	Stamps.com Inc.	422,471	84,287
*	iRobot Corp.	687,379	83,984
*	Meritage Homes Corp.	913,375	83,957
*	Visteon Corp.	680,297	82,962
*	Allegiant Travel Co. Class A	339,660	82,897
*	Bed Bath & Beyond Inc.	2,808,681	81,873
*	Madison Square Garden Sports Corp.	453,323	81,353
	MDC Holdings Inc.	1,362,051	80,906
*	Hyatt Hotels Corp. Class A	954,777	78,960
*	Brinker International Inc.	1,106,864	78,654
*	Hilton Grand Vacations Inc.	2,070,844	77,636
	LCI Industries	581,737	76,952
	Extended Stay America Inc.	3,891,532	76,858
	Wolverine World Wide Inc.	2,000,351	76,653
*	Cardlytics Inc.	696,590	76,416
*	Scientific Games Corp.	1,971,870	75,956
	Rent-A-Center Inc.	1,253,733	72,290
*	Stitch Fix Inc. Class A	1,457,648	72,212
	PROG Holdings Inc.	1,642,808	71,117
*	Signet Jewelers Ltd.	1,211,887	70,265
	Cooper Tire & Rubber Co.	1,227,778	68,731
*	Dorman Products Inc.	665,683	68,326
	Steven Madden Ltd.	1,826,799	68,067
	Papa John's International Inc.	762,197	67,561
*	Coty Inc. Class A	7,481,545	67,409
*	SkyWest Inc.	1,224,457	66,708
	Group 1 Automotive Inc.	418,614	66,053
*	2U Inc.	1,722,260	65,842
*	Overstock.com Inc.	990,781	65,649
	Penske Automotive Group Inc.	781,508	62,708
	Big Lots Inc.	904,578	61,783
	World Wrestling Entertainment Inc. Class A	1,137,989	61,747
*	SeaWorld Entertainment Inc.	1,239,365	61,559
[1]	Kontoor Brands Inc.	1,254,056	60,859
*	Cheesecake Factory Inc.	1,014,107	59,335
*	Tri Pointe Homes Inc.	2,897,694	58,997
	Herman Miller Inc.	1,431,318	58,899
*	Gentherm Inc.	791,730	58,675
	Jack in the Box Inc.	533,219	58,537
*	ODP Corp.	1,302,592	56,389
	John Wiley & Sons Inc. Class A	1,036,101	56,157
	Strategic Education Inc.	600,850	55,224
*	Sally Beauty Holdings Inc.	2,742,859	55,214
*,1	Fisker Inc.	3,179,529	54,751
	Rush Enterprises Inc. Class A	1,089,947	54,312
	PriceSmart Inc.	559,538	54,135
*	Urban Outfitters Inc.	1,428,365	53,121
*	Bloomin' Brands Inc.	1,946,573	52,655
	Graham Holdings Co. Class B	92,803	52,196
*	Abercrombie & Fitch Co. Class A	1,516,367	52,027
	Monro Inc.	782,422	51,483
*	Red Rock Resorts Inc. Class A	1,557,250	50,751
*	Dave & Buster's Entertainment Inc.	1,053,856	50,480
*	Cinemark Holdings Inc.	2,447,152	49,946

		Shares	Market Value ($000)
	La-Z-Boy Inc.	1,141,796	48,504
*	KAR Auction Services Inc.	3,195,427	47,931
*	Knowles Corp.	2,256,647	47,209
*	Adtalem Global Education Inc.	1,157,475	45,767
*	Michaels Cos. Inc.	1,991,220	43,687
*	Central Garden & Pet Co. Class A	811,159	42,091
	HNI Corp.	1,056,660	41,801
	Levi Strauss & Co. Class A	1,703,160	40,723
*	LGI Homes Inc.	272,397	40,672
*	Madison Square Garden Entertainment Corp.	477,282	39,042
*	WW International Inc.	1,243,455	38,895
*	Lions Gate Entertainment Corp. Class B	2,813,633	36,296
*	Revolve Group Inc. Class A	807,115	36,264
*	GoPro Inc. Class A	3,016,081	35,107
	Camping World Holdings Inc. Class A	956,299	34,790
*,1	AMC Networks Inc. Class A	652,277	34,675
*	Dine Brands Global Inc.	384,828	34,646
	Oxford Industries Inc.	394,497	34,487
*	RealReal Inc.	1,521,087	34,422
	Sinclair Broadcast Group Inc. Class A	1,156,320	33,834
	Acushnet Holdings Corp.	817,691	33,795
*	Laureate Education Inc. Class A	2,364,243	32,130
*	G-III Apparel Group Ltd.	1,058,529	31,904
	Callaway Golf Co.	1,159,229	31,009
*,1	Petco Health & Wellness Co. Inc. Class A	1,380,718	30,597
*	BJ's Restaurants Inc.	524,350	30,454
*	elf Beauty Inc.	1,133,666	30,416
	Inter Parfums Inc.	426,094	30,223
*	Hawaiian Holdings Inc.	1,125,271	30,011
	Matthews International Corp. Class A	746,027	29,505
*	Quotient Technology Inc.	1,803,149	29,463
*	Stride Inc.	971,346	29,247
	Buckle Inc.	733,330	28,805
*,1	Lordstown Motors Corp.	2,444,967	28,777
	Sturm Ruger & Co. Inc.	432,388	28,568
*	Meredith Corp.	949,510	28,276
	Steelcase Inc. Class A	1,962,060	28,234
	EW Scripps Co. Class A	1,378,886	26,571
*	Designer Brands Inc. Class A	1,513,138	26,329
*	American Axle & Manufacturing Holdings Inc.	2,659,391	25,690
	Sonic Automotive Inc. Class A	517,111	25,633
*,1	Canoo Inc.	2,579,284	23,291
*	Cavco Industries Inc.	102,364	23,094
*	Vista Outdoor Inc.	719,563	23,076
*	Zumiez Inc.	536,007	22,995
*	At Home Group Inc.	794,441	22,800
*	Angi Inc. Class A	1,735,823	22,566
*	Leslie's Inc.	907,960	22,236
	Guess? Inc.	946,098	22,233
*	Lions Gate Entertainment Corp. Class A	1,454,117	21,739
	Aaron's Co. Inc.	835,201	21,448
*	Liberty Media Corp.-Liberty Formula One Class A	558,483	21,345
*	Academy Sports & Outdoors Inc.	788,825	21,290
*	Driven Brands Holdings Inc.	825,757	20,991
	Knoll Inc.	1,250,978	20,654
*	Cars.com Inc.	1,575,325	20,416
*,1	XL Fleet Corp.	2,237,951	20,097
*,1	Corsair Gaming Inc.	564,614	18,796

		Shares	Market Value ($000)
	Interface Inc. Class A	1,449,245	18,087
*	Clear Channel Outdoor Holdings Inc.	8,630,187	15,534
*	MSG Networks Inc. Class A	1,020,692	15,351
*	Tenneco Inc. Class A	1,362,987	14,611
*	ACV Auctions Inc. Class A	403,651	13,970
	Scholastic Corp.	442,583	13,326
*	Central Garden & Pet Co.	227,131	13,176
[1]	Dillard's Inc. Class A	131,009	12,652
*	Children's Place Inc.	171,000	11,919
	Smith & Wesson Brands Inc.	654,931	11,429
*	Dream Finders Homes Inc. Class A	430,373	10,359
	Caleres Inc.	445,972	9,722
*	Genesco Inc.	174,719	8,299
*	Vizio Holding Corp. Class A	320,540	7,773
*,1	Poshmark Inc. Class A	188,849	7,667
	Systemax Inc.	185,417	7,624
*	American Public Education Inc.	212,004	7,554
	Rush Enterprises Inc. Class B	166,634	7,514
*	Cricut Inc. Class A	374,041	7,402
*	El Pollo Loco Holdings Inc.	448,632	7,232
*	Sun Country Airlines Holdings Inc.	204,175	6,999
*	Lands' End Inc.	153,484	3,808
*,1	Revlon Inc. Class A	198,760	2,451
*,1	ContextLogic Inc. Class A	84,996	1,343
*	Coursera Inc.	5,374	242
			20,844,132
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	3,956,342	291,108
*	Boston Beer Co. Inc. Class A	221,697	267,429
	Bunge Ltd.	3,251,777	257,768
	Casey's General Stores Inc.	901,043	194,796
*	Performance Food Group Co.	3,265,077	188,101
*	US Foods Holding Corp.	4,856,417	185,127
*	Freshpet Inc.	992,309	157,589
*	Post Holdings Inc.	1,414,280	149,518
	Ingredion Inc.	1,555,884	139,905
*,1	Beyond Meat Inc.	1,070,232	139,259
*	Molson Coors Beverage Co. Class B	2,200,608	112,561
	Flowers Foods Inc.	4,657,764	110,855
	WD-40 Co.	334,029	102,273
*	Herbalife Nutrition Ltd.	2,303,306	102,175
*	Hain Celestial Group Inc.	2,068,917	90,205
	Spectrum Brands Holdings Inc.	987,545	83,941
	Lancaster Colony Corp.	470,300	82,472
	Energizer Holdings Inc.	1,664,069	78,977
*	Sprouts Farmers Market Inc.	2,869,012	76,373
	Sanderson Farms Inc.	489,898	76,316
*	Grocery Outlet Holding Corp.	2,062,352	76,080
*	TreeHouse Foods Inc.	1,361,069	71,102
	Nu Skin Enterprises Inc. Class A	1,236,803	65,414
*	Simply Good Foods Co.	2,096,218	63,767
	Medifast Inc.	272,494	57,720
	J & J Snack Foods Corp.	346,524	54,415
	Edgewell Personal Care Co.	1,318,190	52,200
[1]	B&G Foods Inc.	1,580,504	49,090
*	United Natural Foods Inc.	1,376,568	45,344
	Vector Group Ltd.	3,203,904	44,694
*	Hostess Brands Inc. Class A	3,053,786	43,791

		Shares	Market Value ($000)
	Core-Mark Holding Co. Inc.	1,103,906	42,710
	Utz Brands Inc.	1,662,574	41,215
	Reynolds Consumer Products Inc.	1,287,652	38,346
*	Cal-Maine Foods Inc.	969,109	37,233
	Universal Corp.	575,396	33,943
	Coca-Cola Consolidated Inc.	113,777	32,857
*	USANA Health Sciences Inc.	309,518	30,209
*	Pilgrim's Pride Corp.	1,193,296	28,389
[1]	National Beverage Corp.	572,061	27,979
*	Rite Aid Corp.	1,289,228	26,378
*,1	AppHarvest Inc.	1,426,436	26,104
	Fresh Del Monte Produce Inc.	879,859	25,190
*	BellRing Brands Inc. Class A	969,457	22,889
	Weis Markets Inc.	399,455	22,577
	Seaboard Corp.	5,611	20,705
	Andersons Inc.	734,170	20,102
	ACCO Brands Corp.	2,223,305	18,765
*	Celsius Holdings Inc.	264,171	12,693
	Tootsie Roll Industries Inc.	367,436	12,173
*	Hydrofarm Holdings Group Inc.	200,404	12,088
*,1	Vital Farms Inc.	428,776	9,364
*	Duckhorn Portfolio Inc.	421,106	7,066
			4,059,340
Energy (3.6%)
	Devon Energy Corp.	16,416,729	358,706
	Diamondback Energy Inc.	4,446,645	326,784
*	Enphase Energy Inc.	1,417,891	229,925
[1]	Texas Pacific Land Corp.	141,895	225,532
	Marathon Oil Corp.	19,240,719	205,491
*	First Solar Inc.	2,329,236	203,342
	Cabot Oil & Gas Corp.	9,720,598	182,553
	Targa Resources Corp.	5,573,846	176,970
	APA Corp.	9,203,490	164,742
	Ovintiv Inc.	6,333,357	150,861
	Cimarex Energy Co.	2,379,329	141,308
*	NOV Inc.	9,421,324	129,261
	HollyFrontier Corp.	3,562,643	127,471
*	EQT Corp.	6,798,356	126,313
*	ChampionX Corp.	4,857,843	105,561
*	PDC Energy Inc.	2,429,081	83,560
*	Array Technologies Inc.	2,799,066	83,468
	Equitrans Midstream Corp.	9,989,751	81,516
	New Fortress Energy Inc. Class A	1,695,296	77,831
	Arcosa Inc.	1,172,240	76,301
*	Southwestern Energy Co.	16,378,009	76,158
*	Shoals Technologies Group Inc. Class A	2,168,144	75,408
*,1	SunPower Corp.	2,079,724	69,567
	Antero Midstream Corp.	7,510,764	67,822
	Helmerich & Payne Inc.	2,481,340	66,897
*	Antero Resources Corp.	6,236,656	63,614
	Matador Resources Co.	2,691,712	63,121
*	CNX Resources Corp.	4,280,178	62,919
*	Range Resources Corp.	5,703,456	58,917
	Murphy Oil Corp.	3,538,731	58,071
*	FuelCell Energy Inc.	3,734,117	53,809
	World Fuel Services Corp.	1,453,292	51,156
*	Transocean Ltd.	14,202,287	50,418
	Cactus Inc. Class A	1,319,211	40,394

		Shares	Market Value ($000)
	Delek US Holdings Inc.	1,820,598	39,653
*	Magnolia Oil & Gas Corp. Class A	3,249,285	37,302
	Archrock Inc.	3,778,411	35,857
*	Continental Resources Inc.	1,354,350	35,037
*	Renewable Energy Group Inc.	519,820	34,329
*	PBF Energy Inc. Class A	2,375,964	33,620
	Core Laboratories NV	1,101,785	31,720
	Patterson-UTI Energy Inc.	4,403,659	31,398
*	Dril-Quip Inc.	866,365	28,789
*	Oceaneering International Inc.	2,454,817	28,034
*	NOW Inc.	2,704,511	27,289
	SM Energy Co.	1,416,490	23,188
*	Liberty Oilfield Services Inc. Class A	2,044,209	23,079
*	ProPetro Holding Corp.	2,117,566	22,573
	Warrior Met Coal Inc.	1,268,119	21,723
*	Helix Energy Solutions Group Inc.	3,521,239	17,782
*	MRC Global Inc.	1,919,538	17,333
*	Ameresco Inc. Class A	336,519	16,365
*	Arch Resources Inc.	355,066	14,771
*	NexTier Oilfield Solutions Inc.	3,964,284	14,747
	CVR Energy Inc.	745,240	14,294
*	RPC Inc.	1,590,224	8,587
*	Laredo Petroleum Inc.	1	—
*	Denbury Inc. Warrants Exp. 09/18/2023	3	—
			4,673,237
Financials (14.0%)
	Signature Bank	1,324,245	299,412
	LPL Financial Holdings Inc.	1,945,205	276,530
	Brown & Brown Inc.	5,863,737	268,031
	East West Bancorp Inc.	3,459,658	255,323
	Invesco Ltd.	10,083,771	254,313
	Comerica Inc.	3,401,399	244,016
	Apollo Global Management Inc. Class A	5,094,263	239,481
	First Horizon Corp.	13,562,622	229,344
	Zions Bancorp NA	4,005,920	220,165
	American Financial Group Inc.	1,896,496	216,390
	Western Alliance Bancorp	2,215,144	209,198
	Reinsurance Group of America Inc.	1,658,879	209,102
	Assurant Inc.	1,414,474	200,530
	RenaissanceRe Holdings Ltd.	1,237,764	198,352
	Commerce Bancshares Inc.	2,579,684	197,630
	Ares Management Corp. Class A	3,465,379	194,165
	Voya Financial Inc.	3,028,642	192,743
	People's United Financial Inc.	10,373,963	185,694
	Carlyle Group Inc.	4,757,517	174,886
	TCF Financial Corp.	3,725,037	173,065
	Starwood Property Trust Inc.	6,617,817	163,725
	Prosperity Bancshares Inc.	2,149,581	160,982
	Synovus Financial Corp.	3,432,775	157,049
	Stifel Financial Corp.	2,439,596	156,281
	Pinnacle Financial Partners Inc.	1,760,419	156,079
	First Financial Bankshares Inc.	3,303,806	154,387
	Old Republic International Corp.	7,042,358	153,805
[1]	SLM Corp.	8,544,037	153,536
*	Athene Holding Ltd. Class A	3,039,592	153,195
	Cullen/Frost Bankers Inc.	1,390,295	151,209
	Affiliated Managers Group Inc.	988,512	147,318
	Popular Inc.	2,056,569	144,618

		Shares	Market Value ($000)
	First American Financial Corp.	2,548,204	144,356
	Primerica Inc.	959,217	141,791
	Lincoln National Corp.	2,223,476	138,456
	Jefferies Financial Group Inc.	4,574,349	137,688
	Erie Indemnity Co. Class A	620,281	137,026
	South State Corp.	1,731,771	135,961
	New York Community Bancorp Inc.	10,756,088	135,742
	Valley National Bancorp	9,851,578	135,361
	Glacier Bancorp Inc.	2,331,759	133,097
	Janus Henderson Group plc	4,203,889	130,951
	Morningstar Inc.	575,259	129,456
	Unum Group	4,468,844	124,368
	CIT Group Inc.	2,409,870	124,132
	Essent Group Ltd.	2,606,450	123,780
	Bank OZK	2,989,257	122,111
	United Bankshares Inc.	3,152,980	121,642
	Webster Financial Corp.	2,199,568	121,218
	Kemper Corp.	1,515,194	120,791
	RLI Corp.	1,046,482	116,756
	Evercore Inc. Class A	872,014	114,879
	MGIC Investment Corp.	8,263,289	114,447
	New Residential Investment Corp.	10,105,589	113,688
	AGNC Investment Corp.	6,598,243	110,587
	PacWest Bancorp	2,890,926	110,289
	Radian Group Inc.	4,671,743	108,618
	Sterling Bancorp	4,706,828	108,351
	Lazard Ltd. Class A	2,434,281	105,916
	Selective Insurance Group Inc.	1,456,887	105,683
	Blackstone Mortgage Trust Inc. Class A	3,396,749	105,299
	Wintrust Financial Corp.	1,384,244	104,926
	Hanover Insurance Group Inc.	797,112	103,194
	UMB Financial Corp.	1,110,788	102,559
*	Alleghany Corp.	162,398	101,708
	Community Bank System Inc.	1,308,862	100,416
	Pacific Premier Bancorp Inc.	2,301,162	99,962
	BankUnited Inc.	2,267,504	99,657
	FNB Corp.	7,828,351	99,420
	First Citizens BancShares Inc. Class A	118,258	98,837
	Home BancShares Inc.	3,619,761	97,915
	OneMain Holdings Inc.	1,801,657	96,785
	SEI Investments Co.	1,581,018	96,331
	Umpqua Holdings Corp.	5,379,341	94,407
*	Brighthouse Financial Inc.	2,126,185	94,084
	Axis Capital Holdings Ltd.	1,846,686	91,540
*	Open Lending Corp. Class A	2,499,086	88,518
	Hancock Whitney Corp.	2,102,089	88,309
	Eastern Bankshares Inc.	4,558,431	87,932
	Bank of Hawaii Corp.	976,130	87,354
*	Texas Capital Bancshares Inc.	1,231,094	87,309
	First Hawaiian Inc.	3,165,201	86,632
	Kinsale Capital Group Inc.	525,163	86,547
	Ameris Bancorp	1,607,645	84,417
	White Mountains Insurance Group Ltd.	75,543	84,223
*	Cannae Holdings Inc.	2,121,373	84,049
*	Enstar Group Ltd.	339,154	83,679
	Houlihan Lokey Inc. Class A	1,254,386	83,429
	BancorpSouth Bank	2,550,927	82,854
*,1	Credit Acceptance Corp.	225,635	81,281

		Shares	Market Value ($000)
	Investors Bancorp Inc.	5,441,410	79,934
	CNO Financial Group Inc.	3,270,544	79,442
	Associated Banc-Corp	3,721,840	79,424
	Assured Guaranty Ltd.	1,870,561	79,087
	Artisan Partners Asset Management Inc. Class A	1,499,940	78,252
	Tradeweb Markets Inc. Class A	1,057,131	78,228
	Old National Bancorp	4,016,968	77,688
	Moelis & Co. Class A	1,414,037	77,602
	Columbia Banking System Inc.	1,742,273	75,075
	Cathay General Bancorp	1,835,568	74,854
	Simmons First National Corp. Class A	2,497,056	74,088
	Virtu Financial Inc. Class A	2,384,047	74,025
	American Equity Investment Life Holding Co.	2,332,122	73,532
	Atlantic Union Bankshares Corp.	1,911,808	73,337
	ServisFirst Bancshares Inc.	1,180,453	72,397
	United Community Banks Inc.	2,103,818	71,782
	Federated Hermes Inc. Class B	2,290,163	71,682
	Chimera Investment Corp.	5,600,080	71,121
	Walker & Dunlop Inc.	682,701	70,141
	CVB Financial Corp.	3,135,142	69,255
*,1	Lemonade Inc.	739,160	68,838
	Independent Bank Corp. (Massachusetts)	802,456	67,559
	Fulton Financial Corp.	3,933,886	66,994
	Hamilton Lane Inc. Class A	749,757	66,398
*	Trupanion Inc.	865,686	65,974
	Independent Bank Group Inc.	891,321	64,389
	International Bancshares Corp.	1,384,923	64,288
	FirstCash Inc.	948,565	62,292
	PennyMac Financial Services Inc.	928,818	62,110
	Navient Corp.	4,317,936	61,790
	First Merchants Corp.	1,306,743	60,764
	BOK Financial Corp.	679,792	60,719
	First Midwest Bancorp Inc.	2,767,814	60,643
	Cadence Bancorp Class A	2,910,551	60,336
	First Bancorp	5,294,906	59,621
	WSFS Financial Corp.	1,162,613	57,887
*	LendingTree Inc.	269,982	57,506
	Flagstar Bancorp Inc.	1,272,626	57,395
*	Axos Financial Inc.	1,218,407	57,277
	Washington Federal Inc.	1,834,018	56,488
	WesBanco Inc.	1,543,571	55,661
	First Financial Bancorp	2,241,982	53,808
	Renasant Corp.	1,295,177	53,594
	BancFirst Corp.	727,531	51,429
	Hilltop Holdings Inc.	1,503,386	51,311
[1]	GCM Grosvenor Inc. Class A	4,255,641	50,642
	Towne Bank	1,614,383	49,077
	Two Harbors Investment Corp.	6,626,767	48,574
	PennyMac Mortgage Investment Trust	2,441,149	47,847
	Trustmark Corp.	1,409,884	47,457
	Apollo Commercial Real Estate Finance Inc.	3,376,378	47,168
	Park National Corp.	356,058	46,038
	Piper Sandler Cos.	419,692	46,019
	First Interstate BancSystem Inc. Class A	992,715	45,705
	MFA Financial Inc.	10,977,428	44,678
	Horace Mann Educators Corp.	1,024,167	44,254
	Banner Corp.	824,807	43,987
	Hope Bancorp Inc.	2,891,628	43,548

		Shares	Market Value ($000)
	Goosehead Insurance Inc. Class A	402,740	43,166
	Capitol Federal Financial Inc.	3,256,464	43,132
	Northwest Bancshares Inc.	2,915,342	42,127
	Virtus Investment Partners Inc.	178,647	42,071
*	PRA Group Inc.	1,125,373	41,718
*	Riot Blockchain Inc.	782,114	41,663
	Mercury General Corp.	684,779	41,641
	Great Western Bancorp Inc.	1,361,443	41,238
*	Genworth Financial Inc. Class A	12,403,454	41,179
	Argo Group International Holdings Ltd.	815,412	41,032
	Santander Consumer USA Holdings Inc.	1,512,585	40,931
	NBT Bancorp Inc.	1,023,638	40,843
	Eagle Bancorp Inc.	766,508	40,786
	Westamerica Bancorp	617,108	38,742
	Cohen & Steers Inc.	586,828	38,337
	BGC Partners Inc. Class A	7,829,336	37,816
	Provident Financial Services Inc.	1,688,881	37,628
	Waddell & Reed Financial Inc. Class A	1,467,470	36,760
	ProAssurance Corp.	1,324,799	35,452
*,1	Upstart Holdings Inc.	265,849	34,257
	First Commonwealth Financial Corp.	2,374,108	34,116
	Ladder Capital Corp. Class A	2,786,900	32,885
	Broadmark Realty Capital Inc.	3,107,504	32,505
*	Focus Financial Partners Inc. Class A	779,682	32,450
	StepStone Group Inc. Class A	913,774	32,229
*	Silvergate Capital Corp. Class A	226,042	32,136
*	Encore Capital Group Inc.	774,789	31,170
	S&T Bancorp Inc.	922,783	30,913
[1]	iStar Inc.	1,735,527	30,858
	City Holding Co.	370,790	30,323
	Safety Insurance Group Inc.	349,686	29,461
	Redwood Trust Inc.	2,765,682	28,791
	OFG Bancorp	1,270,752	28,744
	National Bank Holdings Corp. Class A	719,460	28,548
	TFS Financial Corp.	1,388,472	28,283
	Employers Holdings Inc.	644,875	27,768
	Boston Private Financial Holdings Inc.	2,032,128	27,068
	Nelnet Inc. Class A	369,894	26,906
*,1	Oscar Health Inc. Class A	1,000,114	26,883
	Berkshire Hills Bancorp Inc.	1,192,506	26,617
	Brookline Bancorp Inc.	1,774,459	26,617
	Tompkins Financial Corp.	313,724	25,945
	Heartland Financial USA Inc.	489,817	24,618
*	GoHealth Inc. Class A	2,044,355	23,899
[1]	Invesco Mortgage Capital Inc.	5,628,687	22,571
*	eHealth Inc.	304,108	22,118
*	Columbia Financial Inc.	1,251,738	21,880
	Kearny Financial Corp.	1,810,871	21,875
*	SiriusPoint Ltd.	2,120,854	21,569
	American National Group Inc.	199,856	21,558
	United Fire Group Inc.	588,563	20,482
	ARMOUR Residential REIT Inc.	1,605,629	19,589
	WisdomTree Investments Inc.	3,130,304	19,564
	National Western Life Group Inc. Class A	76,336	19,008
*	Ambac Financial Group Inc.	1,132,830	18,964
*	LendingClub Corp.	1,140,258	18,837
	Northfield Bancorp Inc.	1,181,484	18,809
*	Blucora Inc.	1,125,685	18,731

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	268,513	18,001
*,1	Romeo Power Inc.	2,156,804	17,966
	Central Pacific Financial Corp.	662,520	17,676
	PJT Partners Inc. Class A	259,744	17,572
	TPG RE Finance Trust Inc.	1,427,340	15,986
	Capstead Mortgage Corp.	2,394,296	14,916
*	World Acceptance Corp.	109,778	14,245
	FBL Financial Group Inc. Class A	239,997	13,421
	KKR Real Estate Finance Trust Inc.	684,453	12,587
*	AssetMark Financial Holdings Inc.	446,946	10,432
	State Auto Financial Corp.	436,107	8,596
	Granite Point Mortgage Trust Inc.	682,202	8,166
*	MetroMile Inc.	762,997	7,851
*,1	Root Inc. Class A	572,643	7,290
	Associated Capital Group Inc. Class A	46,248	1,658
*	loanDepot Inc. Class A	73,446	1,465
	Fidelity National Financial Inc.	193	8
*,2	Frontier Financial Corp.	1	—
			18,125,922
Health Care (14.3%)
	STERIS plc	2,085,090	397,168
	Bio-Techne Corp.	947,708	361,958
*	Charles River Laboratories International Inc.	1,215,919	352,410
	PerkinElmer Inc.	2,734,650	350,828
*	Avantor Inc.	12,054,919	348,749
*	Guardant Health Inc.	2,202,104	336,151
*	Molina Healthcare Inc.	1,416,681	331,163
*	Novavax Inc.	1,554,355	281,820
*	Novocure Ltd.	2,125,172	280,905
*	Masimo Corp.	1,215,203	279,084
*	Horizon Therapeutics plc	2,734,468	251,680
*	Repligen Corp.	1,270,210	246,942
*	PRA Health Sciences Inc.	1,576,240	241,685
*	Penumbra Inc.	845,343	228,733
*	Neurocrine Biosciences Inc.	2,293,309	223,024
*	Catalent Inc.	2,077,291	218,760
*	Jazz Pharmaceuticals plc	1,308,392	215,060
*	Amedisys Inc.	802,159	212,404
	Encompass Health Corp.	2,428,138	198,865
*	Mirati Therapeutics Inc.	1,112,125	190,507
*	Natera Inc.	1,875,136	190,401
*	Acceleron Pharma Inc.	1,330,092	180,374
	Chemed Corp.	389,831	179,252
	Hill-Rom Holdings Inc.	1,619,391	178,910
*,1	Invitae Corp.	4,560,881	174,271
*	Exelixis Inc.	7,616,613	172,059
	Bruker Corp.	2,618,010	168,286
*	Ultragenyx Pharmaceutical Inc.	1,469,926	167,366
*	United Therapeutics Corp.	967,430	161,822
*	10X Genomics Inc. Class A	892,578	161,557
*	Fate Therapeutics Inc.	1,943,958	160,279
*	Arrowhead Pharmaceuticals Inc.	2,411,636	159,916
*	Envista Holdings Corp.	3,904,917	159,321
*	Bridgebio Pharma Inc.	2,539,856	156,455
*	Syneos Health Inc.	2,036,204	154,446
*	Bio-Rad Laboratories Inc. Class A	257,269	146,944
*	Ionis Pharmaceuticals Inc.	3,266,351	146,855
*	Pacific Biosciences of California Inc.	4,315,388	143,746

		Shares	Market Value ($000)
*	TG Therapeutics Inc.	2,967,783	143,047
*	LHC Group Inc.	732,220	140,008
*	Haemonetics Corp.	1,239,923	137,644
*	Halozyme Therapeutics Inc.	3,297,558	137,475
*	Blueprint Medicines Corp.	1,413,128	137,398
*	HealthEquity Inc.	2,004,209	136,286
*	Sarepta Therapeutics Inc.	1,828,204	136,256
*	Tenet Healthcare Corp.	2,591,516	134,759
	Perrigo Co. plc	3,327,883	134,679
*	NeoGenomics Inc.	2,709,225	130,666
*	Inspire Medical Systems Inc.	628,614	130,117
*	Omnicell Inc.	997,387	129,531
*	Tandem Diabetes Care Inc.	1,448,142	127,799
*	Denali Therapeutics Inc.	2,195,903	125,386
*	Twist Bioscience Corp.	1,008,150	124,869
*	Acadia Healthcare Co. Inc.	2,169,302	123,954
*	Integra LifeSciences Holdings Corp.	1,748,463	120,801
*	STAAR Surgical Co.	1,139,877	120,154
	Ensign Group Inc.	1,272,444	119,406
*	Adaptive Biotechnologies Corp.	2,887,380	116,246
*	Globus Medical Inc. Class A	1,884,362	116,209
*	Neogen Corp.	1,298,344	115,410
*	Medpace Holdings Inc.	697,322	114,396
*	Intellia Therapeutics Inc.	1,410,174	113,174
*	Quidel Corp.	877,791	112,296
*	Nevro Corp.	802,054	111,887
*	Emergent BioSolutions Inc.	1,170,257	108,729
*	Allakos Inc.	896,066	102,850
*	Arena Pharmaceuticals Inc.	1,470,069	102,008
*	Iovance Biotherapeutics Inc.	3,218,274	101,891
	Premier Inc. Class A	2,978,359	100,817
*	ICU Medical Inc.	486,098	99,864
*	Shockwave Medical Inc.	750,122	97,711
*	Sage Therapeutics Inc.	1,285,323	96,206
*	iRhythm Technologies Inc.	668,991	92,896
	CONMED Corp.	707,025	92,330
*	Veracyte Inc.	1,632,636	87,754
*	Nektar Therapeutics Class A	4,373,389	87,468
*	Glaukos Corp.	1,040,531	87,332
*	Insmed Inc.	2,517,605	85,750
*	Kodiak Sciences Inc.	743,152	84,266
*	Select Medical Holdings Corp.	2,460,741	83,911
*	Turning Point Therapeutics Inc.	880,237	83,262
*	1Life Healthcare Inc.	2,108,457	82,399
*	NuVasive Inc.	1,250,153	81,960
*	CareDx Inc.	1,198,946	81,636
*	HMS Holdings Corp.	2,161,078	79,906
*	Vir Biotechnology Inc.	1,554,421	79,695
*	Agios Pharmaceuticals Inc.	1,534,334	79,233
*	PTC Therapeutics Inc.	1,660,754	78,637
*	Merit Medical Systems Inc.	1,284,529	76,918
*	ACADIA Pharmaceuticals Inc.	2,941,595	75,893
*	Integer Holdings Corp.	802,096	73,873
*	AdaptHealth Corp. Class A	2,005,885	73,736
*	Alkermes plc	3,877,657	72,435
*,1	Beam Therapeutics Inc.	888,794	71,139
*	Pacira BioSciences Inc.	1,003,999	70,370
*	FibroGen Inc.	1,996,299	69,292

		Shares	Market Value ($000)
*	Editas Medicine Inc. Class A	1,613,829	67,781
	Patterson Cos. Inc.	2,117,234	67,646
*	Apellis Pharmaceuticals Inc.	1,564,944	67,152
*,1	Clover Health Investments Corp.	8,587,381	64,921
*	ChemoCentryx Inc.	1,265,344	64,836
*	Reata Pharmaceuticals Inc. Class A	647,709	64,577
*	Karuna Therapeutics Inc.	531,262	63,874
*	Inari Medical Inc.	593,702	63,526
*	Amicus Therapeutics Inc.	6,342,742	62,666
*	Corcept Therapeutics Inc.	2,585,427	61,507
*	REVOLUTION Medicines Inc.	1,338,362	61,404
*	Global Blood Therapeutics Inc.	1,504,024	61,289
*	Xencor Inc.	1,419,179	61,110
*	Intra-Cellular Therapies Inc.	1,783,532	60,515
*	Ligand Pharmaceuticals Inc.	385,707	58,801
*	Cantel Medical Corp.	720,774	57,547
*	Progyny Inc.	1,272,601	56,643
*	Allogene Therapeutics Inc.	1,538,851	54,321
*	Maravai LifeSciences Holdings Inc. Class A	1,517,539	54,085
*	Myriad Genetics Inc.	1,755,308	53,449
*	Prestige Consumer Healthcare Inc.	1,208,300	53,262
*	Magellan Health Inc.	569,588	53,108
*	Avanos Medical Inc.	1,176,410	51,456
*	Inovalon Holdings Inc. Class A	1,778,516	51,186
*	Accolade Inc.	1,123,619	50,979
	Healthcare Services Group Inc.	1,804,564	50,582
*	MEDNAX Inc.	1,980,917	50,454
*	Bluebird Bio Inc.	1,639,916	49,443
*	SpringWorks Therapeutics Inc.	655,382	48,216
*	Berkeley Lights Inc.	941,236	47,278
*,1	Multiplan Corp.	8,124,224	45,089
*	Deciphera Pharmaceuticals Inc.	984,305	44,136
*,1	Butterfly Network Inc.	2,607,499	43,884
*	Sotera Health Co.	1,733,931	43,279
*	Ironwood Pharmaceuticals Inc. Class A	3,757,345	42,007
*	Endo International plc	5,646,364	41,840
*	Relay Therapeutics Inc.	1,204,862	41,652
*	Option Care Health Inc.	2,210,523	39,215
*,1	OPKO Health Inc.	9,030,331	38,740
*	Ortho Clinical Diagnostics Holdings plc	2,001,569	38,620
*	Axsome Therapeutics Inc.	679,954	38,499
*	Evolent Health Inc. Class A	1,899,019	38,360
*	Silk Road Medical Inc.	752,285	38,103
*	Health Catalyst Inc.	783,761	36,657
*	Heron Therapeutics Inc.	2,248,687	36,451
*	R1 RCM Inc.	1,428,575	35,257
*	NanoString Technologies Inc.	535,641	35,197
	Luminex Corp.	1,083,243	34,555
*	AtriCure Inc.	519,143	34,014
*	Supernus Pharmaceuticals Inc.	1,231,670	32,245
	Owens & Minor Inc.	855,882	32,173
*	Madrigal Pharmaceuticals Inc.	271,561	31,764
*	Zentalis Pharmaceuticals Inc.	697,466	30,263
*	REGENXBIO Inc.	874,921	29,844
*	ALX Oncology Holdings Inc.	387,810	28,597
*	Pennant Group Inc.	624,000	28,579
*	Inogen Inc.	539,708	28,345
*	Meridian Bioscience Inc.	1,059,681	27,817

		Shares	Market Value ($000)
*	Alector Inc.	1,370,664	27,605
*	Arvinas Inc.	411,891	27,226
*,1	Hims & Hers Health Inc.	1,985,897	26,273
*,1	American Well Corp. Class A	1,481,884	25,740
*	Brookdale Senior Living Inc.	4,234,427	25,618
*	Certara Inc.	933,138	25,475
*,1	SmileDirectClub Inc. Class A	2,362,421	24,357
*	Radius Health Inc.	1,153,008	24,052
*	NextGen Healthcare Inc.	1,321,892	23,926
	National HealthCare Corp.	303,019	23,608
*	Theravance Biopharma Inc.	1,152,492	23,522
*	Generation Bio Co.	813,420	23,150
*	Sana Biotechnology Inc.	685,379	22,940
*	Tivity Health Inc.	1,023,178	22,837
*	CorVel Corp.	219,387	22,507
*	Nuvation Bio Inc.	2,100,628	21,952
*	Rocket Pharmaceuticals Inc.	476,893	21,160
*	Kymera Therapeutics Inc.	540,524	21,005
*	Aerie Pharmaceuticals Inc.	1,150,981	20,568
*	Outset Medical Inc.	367,580	19,993
*	Varex Imaging Corp.	962,877	19,729
*	Orthofix Medical Inc.	454,362	19,697
*	Amneal Pharmaceuticals Inc.	2,923,005	19,672
*,1	Atea Pharmaceuticals Inc.	303,001	18,710
*	NGM Biopharmaceuticals Inc.	638,994	18,576
*	Innoviva Inc.	1,500,571	17,932
*	Signify Health Inc. Class A	610,134	17,853
*	Epizyme Inc.	2,011,019	17,516
*	Sangamo Therapeutics Inc.	1,392,633	17,450
*	Stoke Therapeutics Inc.	448,824	17,432
*	Forma Therapeutics Holdings Inc.	596,736	16,721
*	Intercept Pharmaceuticals Inc.	692,448	15,982
*,1	Vaxcyte Inc.	803,214	15,863
*	Phathom Pharmaceuticals Inc.	420,714	15,802
*	Surgery Partners Inc.	356,450	15,776
*	Immunovant Inc.	963,685	15,458
*,1	Precigen Inc.	2,213,131	15,248
*	Allovir Inc.	632,857	14,809
*,1	Rubius Therapeutics Inc.	543,599	14,405
*	Pulmonx Corp.	306,545	14,021
*	Atara Biotherapeutics Inc.	968,539	13,908
*	BioAtla Inc.	272,909	13,875
*	Gossamer Bio Inc.	1,495,146	13,830
*	HealthStream Inc.	618,859	13,825
*	AnaptysBio Inc.	638,658	13,763
*	Zogenix Inc.	686,835	13,407
*	Cullinan Oncology Inc.	314,603	13,110
*,1	Cerevel Therapeutics Holdings Inc.	941,018	12,920
*	Black Diamond Therapeutics Inc.	531,572	12,896
*,1	Silverback Therapeutics Inc.	295,017	12,872
*	Innovage Holding Corp.	493,592	12,730
*	Kiniksa Pharmaceuticals Ltd. Class A	672,240	12,443
*	Kronos Bio Inc.	415,842	12,172
	Phibro Animal Health Corp. Class A	497,792	12,146
*,1	Eargo Inc.	236,106	11,794
*,1	Kinnate Biopharma Inc.	365,894	11,401
*	PMV Pharmaceuticals Inc.	332,001	10,920
*	Natus Medical Inc.	421,244	10,788

		Shares	Market Value ($000)
*	G1 Therapeutics Inc.	414,126	9,964
*,1	Prelude Therapeutics Inc.	229,250	9,933
*,1	Esperion Therapeutics Inc.	343,715	9,641
*,1	ZIOPHARM Oncology Inc.	2,659,297	9,573
*,1	ImmunityBio Inc.	397,065	9,426
*,1	Praxis Precision Medicines Inc.	283,105	9,275
*	Nkarta Inc.	276,758	9,105
*	Vor BioPharma Inc.	208,950	9,006
*	Harmony Biosciences Holdings Inc.	271,230	8,961
*,1	Clovis Oncology Inc.	1,236,508	8,680
*	Instil Bio Inc.	333,991	8,377
*,1	Olema Pharmaceuticals Inc.	242,368	8,042
*	Seer Inc. Class A	136,573	6,831
*	Spectrum Pharmaceuticals Inc.	1,821,839	5,939
*	Alignment Healthcare Inc.	106,814	2,342
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
			18,457,033
Industrials (19.1%)
	IDEX Corp.	1,855,510	388,395
*	Teledyne Technologies Inc.	902,205	373,197
*	Fair Isaac Corp.	678,602	329,835
*	Howmet Aerospace Inc.	9,523,937	306,004
	Quanta Services Inc.	3,392,787	298,497
	Graco Inc.	4,125,349	295,457
	RPM International Inc.	3,180,250	292,106
	Allegion plc	2,216,781	278,472
	Toro Co.	2,639,361	272,224
	Booz Allen Hamilton Holding Corp. Class A	3,364,457	270,940
*	Bill.com Holdings Inc.	1,808,110	263,080
*	Trex Co. Inc.	2,828,232	258,896
	Lennox International Inc.	829,915	258,593
	Nordson Corp.	1,278,339	253,980
	Pentair plc	4,057,922	252,890
*	Generac Holdings Inc.	767,245	251,234
	MKS Instruments Inc.	1,348,608	250,059
	Owens Corning	2,564,041	236,123
*	Builders FirstSource Inc.	5,005,378	232,099
*	AECOM	3,609,496	231,405
*	WEX Inc.	1,077,341	225,401
	AptarGroup Inc.	1,589,659	225,207
*	Middleby Corp.	1,358,112	225,107
	A O Smith Corp.	3,316,989	224,262
*	Sensata Technologies Holding plc	3,849,040	223,052
*	Axon Enterprise Inc.	1,551,232	220,926
	Carlisle Cos. Inc.	1,298,079	213,638
	AGCO Corp.	1,463,678	210,257
	Watsco Inc.	802,808	209,332
	Robert Half International Inc.	2,625,628	204,983
*	Berry Global Group Inc.	3,272,631	200,940
	Oshkosh Corp.	1,669,344	198,084
	Genpact Ltd.	4,614,015	197,572
	Huntington Ingalls Industries Inc.	933,928	192,249
	ITT Inc.	2,113,604	192,148
	FLIR Systems Inc.	3,205,479	181,013
	Brunswick Corp.	1,897,517	180,966
	Donaldson Co. Inc.	3,086,584	179,516
	Tetra Tech Inc.	1,321,867	179,404
	Lincoln Electric Holdings Inc.	1,458,574	179,317

		Shares	Market Value ($000)
	Woodward Inc.	1,462,415	176,411
	Knight-Swift Transportation Holdings Inc. Class A	3,637,218	174,914
	Sealed Air Corp.	3,789,953	173,656
	Cognex Corp.	2,044,334	169,659
*	Euronet Worldwide Inc.	1,223,030	169,145
*	TopBuild Corp.	805,258	168,645
*	Paylocity Holding Corp.	929,593	167,169
	Littelfuse Inc.	598,815	158,351
	Sonoco Products Co.	2,454,786	155,388
	MDU Resources Group Inc.	4,898,721	154,849
	Landstar System Inc.	937,393	154,726
	BWX Technologies Inc.	2,314,010	152,586
*	Axalta Coating Systems Ltd.	5,141,898	152,097
*	Coherent Inc.	596,790	150,922
	EMCOR Group Inc.	1,338,943	150,176
*	Saia Inc.	641,921	148,014
	Acuity Brands Inc.	878,862	145,012
	Louisiana-Pacific Corp.	2,595,772	143,962
	CoreLogic Inc.	1,786,205	141,557
	Regal Beloit Corp.	990,828	141,371
	Jack Henry & Associates Inc.	929,486	141,022
	Eagle Materials Inc.	1,026,340	137,950
	MSA Safety Inc.	904,001	135,618
	MAXIMUS Inc.	1,499,439	133,510
	ManpowerGroup Inc.	1,342,899	132,813
	KBR Inc.	3,436,610	131,931
*	Mohawk Industries Inc.	685,487	131,826
	Rexnord Corp.	2,770,280	130,452
	Air Lease Corp. Class A	2,637,141	129,220
	Alliance Data Systems Corp.	1,149,239	128,818
*	MasTec Inc.	1,351,605	126,645
*	Chart Industries Inc.	879,329	125,172
	Spirit AeroSystems Holdings Inc. Class A	2,572,193	125,137
	Advanced Drainage Systems Inc.	1,210,169	125,119
*	Vontier Corp.	4,112,703	124,492
	Hubbell Inc. Class B	663,720	124,043
	Flowserve Corp.	3,175,686	123,248
*	XPO Logistics Inc.	998,570	123,124
	Valmont Industries Inc.	517,670	123,035
	Exponent Inc.	1,261,402	122,924
*	WillScot Mobile Mini Holdings Corp.	4,396,026	121,990
*	Colfax Corp.	2,762,940	121,044
	Graphic Packaging Holding Co.	6,541,897	118,801
	Curtiss-Wright Corp.	995,385	118,053
*	ASGN Inc.	1,226,004	117,010
*	FTI Consulting Inc.	835,042	116,998
	nVent Electric plc	4,099,102	114,406
	Crane Co.	1,205,100	113,171
	Allison Transmission Holdings Inc.	2,729,925	111,463
	Simpson Manufacturing Co. Inc.	1,058,412	109,789
*	WESCO International Inc.	1,219,385	105,513
	Armstrong World Industries Inc.	1,164,991	104,954
*,1	Marathon Digital Holdings Inc.	2,179,703	104,669
*	ACI Worldwide Inc.	2,716,706	103,371
	John Bean Technologies Corp.	773,210	103,100
	Ryder System Inc.	1,306,281	98,820
*	Resideo Technologies Inc.	3,492,063	98,651
	MSC Industrial Direct Co. Inc. Class A	1,081,788	97,566

		Shares	Market Value ($000)
*	Mercury Systems Inc.	1,365,316	96,460
*,1	Virgin Galactic Holdings Inc.	3,143,246	96,278
*	Itron Inc.	1,080,917	95,823
	Brink's Co.	1,201,860	95,223
*	AZEK Co. Inc. Class A	2,263,973	95,200
	EnerSys	1,039,089	94,349
	Triton International Ltd.	1,636,226	89,976
*	Kirby Corp.	1,465,722	88,354
	Altra Industrial Motion Corp.	1,576,164	87,193
	Applied Industrial Technologies Inc.	944,798	86,137
*	Bloom Energy Corp. Class A	3,161,143	85,509
*	AMN Healthcare Services Inc.	1,146,052	84,464
	ABM Industries Inc.	1,645,639	83,944
	UniFirst Corp.	369,255	82,606
*	Proto Labs Inc.	673,300	81,974
	Korn Ferry	1,313,422	81,918
*	Atkore Inc.	1,136,307	81,700
*	Kratos Defense & Security Solutions Inc.	2,986,029	81,459
	Kennametal Inc.	2,033,973	81,298
	HB Fuller Co.	1,278,450	80,427
	Aerojet Rocketdyne Holdings Inc.	1,699,099	79,790
	Watts Water Technologies Inc. Class A	669,715	79,569
	Silgan Holdings Inc.	1,889,867	79,431
*	Fluor Corp.	3,428,273	79,159
	GATX Corp.	853,003	79,108
	Hillenbrand Inc.	1,641,906	78,335
*	Summit Materials Inc. Class A	2,786,391	78,075
	Franklin Electric Co. Inc.	956,100	75,475
*	TriNet Group Inc.	967,035	75,390
	Insperity Inc.	885,139	74,122
	Terex Corp.	1,602,589	73,831
*	Shift4 Payments Inc. Class A	892,964	73,232
*	Beacon Roofing Supply Inc.	1,364,545	71,393
	AAON Inc.	1,018,831	71,328
*	ExlService Holdings Inc.	775,101	69,883
	ESCO Technologies Inc.	632,870	68,913
*	Dycom Industries Inc.	738,785	68,596
*	Masonite International Corp.	594,180	68,473
	Matson Inc.	997,855	66,557
	Werner Enterprises Inc.	1,404,028	66,228
	Badger Meter Inc.	709,371	66,021
*,3	API Group Corp.	3,161,442	65,379
	EVERTEC Inc.	1,746,784	65,015
*	Allegheny Technologies Inc.	3,085,393	64,978
	SPX FLOW Inc.	1,023,642	64,827
	Installed Building Products Inc.	576,415	63,913
*	SPX Corp.	1,087,966	63,396
*	AeroVironment Inc.	545,925	63,360
	Maxar Technologies Inc.	1,669,273	63,132
	Comfort Systems USA Inc.	842,161	62,968
	Albany International Corp. Class A	745,673	62,241
*	Herc Holdings Inc.	614,075	62,224
*	Pluralsight Inc. Class A	2,712,395	60,595
	Brady Corp. Class A	1,112,451	59,461
	Forward Air Corp.	667,727	59,301
	Moog Inc. Class A	709,051	58,958
*,1	Danimer Scientific Inc.	1,552,814	58,619
*,1	Nikola Corp.	4,215,514	58,553

		Shares	Market Value ($000)
	ManTech International Corp. Class A	671,833	58,416
	Macquarie Infrastructure Corp.	1,830,958	58,243
	Cubic Corp.	779,561	58,132
	Barnes Group Inc.	1,168,508	57,888
	Trinity Industries Inc.	2,023,693	57,655
*	Green Dot Corp. Class A	1,250,401	57,256
*	O-I Glass Inc.	3,862,179	56,929
	Mueller Water Products Inc. Class A	3,910,712	54,320
*	Navistar International Corp.	1,215,998	53,540
*	Hub Group Inc. Class A	782,555	52,650
*	Meritor Inc.	1,763,306	51,876
	Helios Technologies Inc.	700,477	51,044
*	Welbilt Inc.	3,136,053	50,961
*	JELD-WEN Holding Inc.	1,823,989	50,506
	Belden Inc.	1,096,883	48,669
	McGrath RentCorp	593,724	47,884
	Otter Tail Corp.	1,014,942	46,860
	TTEC Holdings Inc.	460,464	46,254
	Lindsay Corp.	268,342	44,711
	Granite Construction Inc.	1,106,699	44,545
	Deluxe Corp.	1,032,473	43,323
	EnPro Industries Inc.	507,166	43,246
*	Verra Mobility Corp. Class A	3,194,503	43,238
*	Vicor Corp.	504,274	42,878
*	Sykes Enterprises Inc.	971,992	42,845
*	Atlas Air Worldwide Holdings Inc.	702,166	42,439
*,1	Desktop Metal Inc. Class A	2,826,940	42,121
	ArcBest Corp.	596,030	41,943
	Astec Industries Inc.	555,648	41,907
*	GMS Inc.	1,002,597	41,858
	Primoris Services Corp.	1,254,559	41,564
*	Air Transport Services Group Inc.	1,394,333	40,798
	Enerpac Tool Group Corp. Class A	1,471,099	38,425
*	Cimpress plc	382,121	38,262
*	FARO Technologies Inc.	441,366	38,209
*	OSI Systems Inc.	396,243	38,079
	Schneider National Inc. Class B	1,511,148	37,733
	Tennant Co.	455,291	36,373
*	Gibraltar Industries Inc.	395,325	36,176
	Griffon Corp.	1,317,727	35,803
	Greenbrier Cos. Inc.	756,864	35,739
	Greif Inc. Class A	621,804	35,443
	Kaman Corp.	683,483	35,056
*	AAR Corp.	828,197	34,494
*	Ferro Corp.	2,034,591	34,303
*	Cardtronics plc Class A	874,987	33,949
	Raven Industries Inc.	882,215	33,815
	Encore Wire Corp.	484,233	32,507
*	TriMas Corp.	1,065,363	32,302
	ADT Inc.	3,744,590	31,604
*	Evo Payments Inc. Class A	1,140,426	31,385
	AZZ Inc.	611,902	30,809
	Standex International Corp.	303,828	29,037
*,1	Hyliion Holdings Corp.	2,682,261	28,620
*	Huron Consulting Group Inc.	559,917	28,209
	H&E Equipment Services Inc.	736,820	27,999
*	MTS Systems Corp.	476,595	27,738
	Kforce Inc.	486,217	26,061

		Shares	Market Value ($000)
*	Conduent Inc.	3,868,039	25,761
	Apogee Enterprises Inc.	593,323	24,255
	Heartland Express Inc.	1,177,249	23,051
*,1	Advantage Solutions Inc.	1,925,639	22,742
	Wabash National Corp.	1,201,987	22,597
	Hyster-Yale Materials Handling Inc.	255,934	22,297
*,1	BTRS Holdings Inc.	1,513,381	21,899
	Quanex Building Products Corp.	810,620	21,263
*	American Woodmark Corp.	209,670	20,669
*	Aegion Corp. Class A	716,405	20,597
*	SEACOR Holdings Inc.	477,065	19,440
*	Tutor Perini Corp.	1,008,150	19,104
*	Hayward Holdings Inc.	1,129,917	19,073
*,1	Velodyne Lidar Inc.	1,640,496	18,702
*	TrueBlue Inc.	806,973	17,770
*	BrightView Holdings Inc.	1,036,608	17,488
*	Kelly Services Inc. Class A	772,873	17,212
*	CIRCOR International Inc.	493,327	17,178
	Gorman-Rupp Co.	512,045	16,954
*	Gates Industrial Corp. plc	1,054,998	16,869
*	Thermon Group Holdings Inc.	817,666	15,936
*	Vivint Smart Home Inc.	977,282	13,995
	National Presto Industries Inc.	129,865	13,255
	REV Group Inc.	630,871	12,087
	Pactiv Evergreen Inc.	878,620	12,072
*	Forrester Research Inc.	277,277	11,779
*	Triumph Group Inc.	630,253	11,584
*	GreenSky Inc. Class A	1,690,684	10,465
	Kronos Worldwide Inc.	572,234	8,755
	Greif Inc. Class B	148,845	8,520
	International Seaways Inc.	297,292	5,762
*	Diversey Holdings Ltd.	73,930	1,088
			24,665,907
Other (0.0%)[4]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
*,2	Spirit MTA REIT	529,410	142
*,2	Media General Inc. CVR	2,474,410	96
*,2	First Eagle Private Credit LLC CVR	651,238	59
			1,875
Real Estate (8.4%)
	VICI Properties Inc.	13,106,988	370,141
	Medical Properties Trust Inc.	14,122,342	300,523
	Equity LifeStyle Properties Inc.	4,011,002	255,260
	Americold Realty Trust	6,144,839	236,392
	Gaming & Leisure Properties Inc.	5,400,303	229,135
*	Jones Lang LaSalle Inc.	1,246,909	223,247
	American Homes 4 Rent Class A	6,556,103	218,581
	Omega Healthcare Investors Inc.	5,659,707	207,315
	Vornado Realty Trust	4,437,665	201,426
	CyrusOne Inc.	2,941,972	199,230
	Lamar Advertising Co. Class A	2,111,729	198,334
*	RealPage Inc.	2,245,654	195,821
	STORE Capital Corp.	5,770,725	193,319
	Federal Realty Investment Trust	1,873,022	190,018
	National Retail Properties Inc.	4,278,668	188,561
	Kimco Realty Corp.	10,024,396	187,957
	Kilroy Realty Corp.	2,848,684	186,959

		Shares	Market Value ($000)
	CubeSmart	4,769,348	180,424
	Rexford Industrial Realty Inc.	3,209,371	161,752
*	Redfin Corp.	2,391,096	159,223
	Life Storage Inc.	1,841,831	158,305
	Apartment Income REIT Corp.	3,625,437	155,024
	Healthcare Trust of America Inc. Class A	5,343,808	147,382
	Brixmor Property Group Inc.	7,236,731	146,399
	American Campus Communities Inc.	3,360,275	145,063
*	Host Hotels & Resorts Inc.	8,608,077	145,046
	First Industrial Realty Trust Inc.	3,152,365	144,347
	EastGroup Properties Inc.	967,107	138,567
	STAG Industrial Inc.	3,862,363	129,814
	Cousins Properties Inc.	3,621,403	128,017
	Douglas Emmett Inc.	4,064,854	127,636
	CoreSite Realty Corp.	1,042,600	124,956
*	Park Hotels & Resorts Inc.	5,749,221	124,068
	SL Green Realty Corp.	1,719,703	120,362
	Spirit Realty Capital Inc.	2,798,555	118,939
	Regency Centers Corp.	2,072,194	117,514
	Rayonier Inc.	3,370,080	108,685
	Highwoods Properties Inc.	2,529,659	108,624
	VEREIT Inc.	2,794,816	107,936
	Innovative Industrial Properties Inc.	583,367	105,099
	Agree Realty Corp.	1,546,461	104,092
	Healthcare Realty Trust Inc.	3,408,017	103,331
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,810,541	101,571
	Hudson Pacific Properties Inc.	3,676,709	99,749
	QTS Realty Trust Inc. Class A	1,573,044	97,592
	JBG SMITH Properties	3,048,938	96,926
	Terreno Realty Corp.	1,669,894	96,470
*	Howard Hughes Corp.	1,004,269	95,536
*	Ryman Hospitality Properties Inc.	1,205,961	93,474
	Physicians Realty Trust	5,065,770	89,512
	Sabra Health Care REIT Inc.	5,124,556	88,962
	EPR Properties	1,822,992	84,933
	PotlatchDeltic Corp.	1,546,418	81,837
	Weingarten Realty Investors	2,939,890	79,112
	Equity Commonwealth	2,817,904	78,338
	PS Business Parks Inc.	502,688	77,706
	Pebblebrook Hotel Trust	3,196,449	77,642
*	Outfront Media Inc.	3,515,803	76,750
*	Colony Capital Inc.	11,786,617	76,377
	National Health Investors Inc.	1,050,251	75,912
	Apple Hospitality REIT Inc.	5,158,823	75,164
	Lexington Realty Trust	6,737,389	74,852
	Corporate Office Properties Trust	2,724,795	71,744
*,1	eXp World Holdings Inc.	1,536,298	69,978
*	Sunstone Hotel Investors Inc.	5,245,980	65,365
	Uniti Group Inc.	5,669,283	62,532
	RLJ Lodging Trust	4,014,741	62,148
	Kennedy-Wilson Holdings Inc.	2,908,791	58,787
	National Storage Affiliates Trust	1,401,400	55,958
	Retail Properties of America Inc. Class A	5,270,350	55,233
	CareTrust REIT Inc.	2,359,231	54,935
	SITE Centers Corp.	4,050,093	54,919
*	Xenia Hotels & Resorts Inc.	2,766,447	53,946
	Brandywine Realty Trust	4,120,606	53,197
*	DiamondRock Hospitality Co.	5,112,056	52,654

		Shares	Market Value ($000)
	Piedmont Office Realty Trust Inc. Class A	2,993,998	52,006
	Columbia Property Trust Inc.	2,829,471	48,384
	Service Properties Trust	4,001,007	47,452
	Empire State Realty Trust Inc. Class A	4,144,539	46,129
	Paramount Group Inc.	4,512,534	45,712
	Washington REIT	2,051,218	45,332
	Urban Edge Properties	2,737,534	45,224
*	Cushman & Wakefield plc	2,725,441	44,479
	Retail Opportunity Investments Corp.	2,773,171	44,010
*	Realogy Holdings Corp.	2,838,370	42,945
[1]	Macerich Co.	3,582,227	41,912
	LTC Properties Inc.	969,424	40,444
	Acadia Realty Trust	2,126,455	40,339
	Kite Realty Group Trust	2,083,546	40,192
	Global Net Lease Inc.	2,212,285	39,954
	Industrial Logistics Properties Trust	1,617,368	37,410
	Newmark Group Inc. Class A	3,721,253	37,231
	American Assets Trust Inc.	1,095,635	35,542
[1]	Tanger Factory Outlet Centers Inc.	2,185,973	33,074
	Office Properties Income Trust	1,193,987	32,859
	St. Joe Co.	727,717	31,219
	Mack-Cali Realty Corp.	1,903,024	29,459
	Alexander & Baldwin Inc.	1,697,379	28,499
	Diversified Healthcare Trust	5,862,393	28,022
	Safehold Inc.	392,114	27,487
*	CoreCivic Inc.	2,952,039	26,716
	American Finance Trust Inc. Class A	2,693,769	26,453
	Getty Realty Corp.	902,186	25,550
	RPT Realty	2,000,706	22,828
	Apartment Investment & Management Co. Class A	3,678,224	22,584
[1]	GEO Group Inc.	2,844,148	22,071
	Centerspace	320,156	21,771
	Universal Health Realty Income Trust	306,713	20,789
*	Marcus & Millichap Inc.	585,544	19,733
	Colony Credit Real Estate Inc.	2,067,128	17,612
	Brookfield Property REIT Inc. Class A	873,764	15,684
	Broadstone Net Lease Inc. Class A	841,767	15,404
*,1	Seritage Growth Properties Class A	813,284	14,924
	Alexander's Inc.	50,373	13,968
	RMR Group Inc. Class A	328,883	13,422
*	Summit Hotel Properties Inc.	1,310,782	13,318
	Franklin Street Properties Corp.	2,385,690	13,002
	Saul Centers Inc.	318,007	12,755
*	Forestar Group Inc.	416,121	9,687
	Urstadt Biddle Properties Inc. Class A	384,464	6,401
	Urstadt Biddle Properties Inc.	6,446	88
			10,922,711
Technology (12.5%)
	Entegris Inc.	3,296,493	368,548
*	PTC Inc.	2,568,388	353,539
*	Cree Inc.	2,813,645	304,239
*	Nuance Communications Inc.	6,961,992	303,821
*	Ceridian HCM Holding Inc.	3,265,688	275,200
*	Five9 Inc.	1,610,778	251,813
*	Avalara Inc.	1,872,088	249,793
	Universal Display Corp.	1,035,331	245,135
*	Aspen Technology Inc.	1,657,819	239,273
*	Dynatrace Inc.	4,830,708	233,033

		Shares	Market Value ($000)
*	Inphi Corp.	1,272,994	227,115
*	ON Semiconductor Corp.	5,031,537	209,362
*	Guidewire Software Inc.	2,046,200	207,955
*	Arrow Electronics Inc.	1,822,296	201,947
*	DXC Technology Co.	6,214,677	194,271
*	Zendesk Inc.	1,437,489	190,640
*	Concentrix Corp.	1,268,677	189,946
	Monolithic Power Systems Inc.	525,816	185,723
*	Manhattan Associates Inc.	1,559,002	182,996
*	Smartsheet Inc. Class A	2,835,343	181,235
*	MongoDB Inc. Class A	661,557	176,920
*	Proofpoint Inc.	1,401,122	176,247
*	II-VI Inc.	2,562,223	175,179
	Jabil Inc.	3,299,625	172,108
*	Elastic NV	1,532,425	170,406
*	Anaplan Inc.	3,118,083	167,909
	Leidos Holdings Inc.	1,733,897	166,940
*,1	Fastly Inc. Class A	2,417,200	162,629
	CDK Global Inc.	2,972,196	160,677
	Dolby Laboratories Inc. Class A	1,599,988	157,951
*	Digital Turbine Inc.	1,964,873	157,897
*	F5 Networks Inc.	753,637	157,224
*	CACI International Inc. Class A	616,434	152,050
*	Silicon Laboratories Inc.	1,073,283	151,408
*	Lattice Semiconductor Corp.	3,324,310	149,660
	Brooks Automation Inc.	1,809,940	147,782
*	Blackline Inc.	1,274,177	138,121
*	Pure Storage Inc. Class A	6,323,710	136,213
*	Grubhub Inc.	2,262,884	135,773
*	Q2 Holdings Inc.	1,288,641	129,122
*	J2 Global Inc.	1,056,929	126,684
*,1	Appian Corp. Class A	951,023	126,439
	CMC Materials Inc.	712,070	125,887
	Vertiv Holdings Co. Class A	6,259,267	125,185
	National Instruments Corp.	2,894,245	124,988
*	Change Healthcare Inc.	5,578,216	123,279
*	Nutanix Inc. Class A	4,641,006	123,265
*	Varonis Systems Inc. Class B	2,371,395	121,747
*	Cirrus Logic Inc.	1,417,796	120,215
*	NCR Corp.	3,147,921	119,464
*	Alteryx Inc. Class A	1,436,143	119,142
	Science Applications International Corp.	1,421,575	118,829
*	Synaptics Inc.	853,203	115,541
	SYNNEX Corp.	1,005,877	115,515
	Power Integrations Inc.	1,392,563	113,466
	Pegasystems Inc.	988,802	113,060
*	Semtech Corp.	1,587,095	109,510
*,1	Skillz Inc. Class A	5,670,173	107,960
*	Novanta Inc.	814,802	107,464
*	Sailpoint Technologies Holdings Inc.	2,117,817	107,246
*	Everbridge Inc.	864,276	104,733
*	FireEye Inc.	5,277,710	103,285
*	Upwork Inc.	2,290,300	102,537
	Advanced Energy Industries Inc.	932,889	101,844
	Avnet Inc.	2,424,730	100,651
*	Dun & Bradstreet Holdings Inc.	4,197,064	99,932
*	Teradata Corp.	2,532,601	97,606
	Perspecta Inc.	3,335,219	96,888

		Shares	Market Value ($000)
*	MicroStrategy Inc. Class A	139,420	94,638
*	Alarm.com Holdings Inc.	1,092,605	94,379
	Xerox Holdings Corp.	3,870,257	93,931
*	Vroom Inc.	2,382,312	92,886
*	Envestnet Inc.	1,248,436	90,175
*	Rapid7 Inc.	1,199,187	89,471
*	SPS Commerce Inc.	871,232	86,522
*	Rogers Corp.	455,927	85,810
*	FormFactor Inc.	1,894,559	85,464
*	Qualys Inc.	813,246	85,212
*	New Relic Inc.	1,383,635	85,066
*	Box Inc. Class A	3,677,185	84,428
*	Blackbaud Inc.	1,181,301	83,967
*	Schrodinger Inc.	1,098,739	83,823
*	Cerence Inc.	923,233	82,703
*	nCino Inc.	1,238,007	82,600
*	Diodes Inc.	1,025,584	81,883
*	Ambarella Inc.	814,774	81,795
*	Insight Enterprises Inc.	853,574	81,448
*	Fabrinet	896,920	81,073
*	LiveRamp Holdings Inc.	1,557,483	80,802
*	Duck Creek Technologies Inc.	1,756,704	79,298
*	3D Systems Corp.	2,874,648	78,880
	Vishay Intertechnology Inc.	3,220,659	77,553
*	LivePerson Inc.	1,467,962	77,420
*	Workiva Inc. Class A	862,143	76,093
*	CommVault Systems Inc.	1,086,750	70,095
*	Altair Engineering Inc. Class A	1,091,178	68,275
*	MACOM Technology Solutions Holdings Inc.	1,172,949	68,055
*	Yelp Inc. Class A	1,713,263	66,817
*	Cornerstone OnDemand Inc.	1,516,984	66,110
*	Verint Systems Inc.	1,441,085	65,555
*	Covetrus Inc.	2,175,171	65,190
*	Cloudera Inc.	5,352,315	65,138
*	Plexus Corp.	699,563	64,248
*	Tenable Holdings Inc.	1,774,477	64,209
*	Sanmina Corp.	1,498,408	62,004
*	Medallia Inc.	2,201,040	61,387
*	PagerDuty Inc.	1,497,272	60,235
	Xperi Holding Corp.	2,574,900	56,056
*	MaxLinear Inc. Class A	1,642,770	55,986
*	Magnite Inc.	1,338,170	55,681
*	Appfolio Inc. Class A	388,198	54,895
*	Allscripts Healthcare Solutions Inc.	3,650,259	54,809
*	Avaya Holdings Corp.	1,953,555	54,758
*	SVMK Inc.	2,983,694	54,661
*	Cargurus Inc. Class A	2,264,747	53,969
*	Rambus Inc.	2,767,767	53,805
	NIC Inc.	1,547,271	52,499
*	Bottomline Technologies DE Inc.	1,096,979	49,638
*	Bandwidth Inc. Class A	388,329	49,217
*	BigCommerce Holdings Inc.	835,473	48,290
*	NetScout Systems Inc.	1,689,517	47,577
	Shutterstock Inc.	533,181	47,474
*	Asana Inc. Class A	1,660,156	47,447
	Progress Software Corp.	1,073,636	47,304
*	Sprout Social Inc. Class A	805,337	46,516
	Amkor Technology Inc.	1,778,198	42,161

		Shares	Market Value ($000)
*	PROS Holdings Inc.	966,961	41,096
*	Super Micro Computer Inc.	1,043,229	40,749
	Switch Inc. Class A	2,483,179	40,376
*	Eventbrite Inc. Class A	1,696,431	37,593
*	Unisys Corp.	1,471,377	37,402
*	Onto Innovation Inc.	563,473	37,026
*	Zuora Inc. Class A	2,497,899	36,969
	Methode Electronics Inc.	876,737	36,805
*	Yext Inc.	2,524,224	36,551
*	TTM Technologies Inc.	2,492,045	36,135
*	Jamf Holding Corp.	992,572	35,058
	Pitney Bowes Inc.	4,251,383	35,031
	CSG Systems International Inc.	747,252	33,544
*	SolarWinds Corp.	1,906,614	33,251
*,1	C3.ai Inc. Class A	462,017	30,452
*	nLight Inc.	935,320	30,304
*,1	JFrog Ltd.	673,519	29,884
*	Allegro MicroSystems Inc.	1,158,869	29,377
*	CEVA Inc.	520,066	29,202
*	Groupon Inc. Class A	561,064	28,359
	Benchmark Electronics Inc.	829,873	25,660
*	Parsons Corp.	622,027	25,155
*	Veeco Instruments Inc.	1,159,108	24,040
*,1	Rackspace Technology Inc.	980,978	23,328
*,1	E2open Parent Holdings Inc.	2,270,982	22,619
*	Ping Identity Holding Corp.	988,064	21,668
	Ebix Inc.	648,758	20,780
*	ScanSource Inc.	624,204	18,695
	McAfee Corp. Class A	786,997	17,896
*	DigitalOcean Holdings Inc.	385,311	16,233
*	MediaAlpha Inc. Class A	416,315	14,750
*,1	Viant Technology Inc. Class A	268,182	14,184
*	Datto Holding Corp.	595,809	13,650
*	Vertex Inc. Class A	600,618	13,202
*	Diebold Nixdorf Inc.	915,975	12,943
*	Telos Corp.	312,853	11,863
*,1	Olo Inc. Class A	439,166	11,590
*	ON24 Inc.	222,326	10,785
*	Sumo Logic Inc.	495,649	9,348
*	Sciplay Corp. Class A	567,119	9,176
*	Benefitfocus Inc.	363,588	5,021
*,1	PubMatic Inc. Class A	63,998	3,156
*	SecureWorks Corp. Class A	151,184	2,023
[1]	Bentley Systems Inc. Class B	20,451	960
*,1	SEMrush Holdings Inc. Class A	26,982	321
			16,171,753
Telecommunications (1.4%)
	Cable One Inc.	132,399	242,073
*	Ciena Corp.	3,790,683	207,426
*	Lumentum Holdings Inc.	1,848,824	168,890
*	Iridium Communications Inc.	2,945,466	121,501
	Juniper Networks Inc.	4,013,425	101,660
*	Viavi Solutions Inc.	5,572,467	87,488
*	8x8 Inc.	2,496,404	80,983
*	Viasat Inc.	1,585,440	76,212
*	CommScope Holding Co. Inc.	4,912,294	75,453
	Cogent Communications Holdings Inc.	1,031,825	70,948
*	Vonage Holdings Corp.	5,757,686	68,056

		Shares	Market Value ($000)
	Shenandoah Telecommunications Co.	1,152,043	56,231
	Telephone & Data Systems Inc.	2,338,989	53,703
*,1	fuboTV Inc.	2,388,069	52,824
	InterDigital Inc.	755,752	47,952
*	Infinera Corp.	4,189,554	40,345
*	Plantronics Inc.	910,216	35,417
*	NETGEAR Inc.	711,431	29,240
*	EchoStar Corp. Class A	1,058,195	25,397
	Ubiquiti Inc.	76,803	22,910
	ADTRAN Inc.	1,183,797	19,746
*,1	Globalstar Inc.	14,337,562	19,356
*	WideOpenWest Inc.	1,280,586	17,403
*	United States Cellular Corp.	392,177	14,307
	ATN International Inc.	255,455	12,548
	Loral Space & Communications Inc.	317,414	11,957
*,1	Gogo Inc.	619,191	5,981
			1,766,007
Utilities (2.9%)
	Atmos Energy Corp.	3,132,792	309,677
*	Sunrun Inc.	4,580,941	277,055
	Essential Utilities Inc.	6,003,687	268,665
	UGI Corp.	5,099,484	209,130
	OGE Energy Corp.	4,885,674	158,100
*	Stericycle Inc.	2,230,136	150,556
	IDACORP Inc.	1,230,964	123,059
	NRG Energy Inc.	2,980,431	112,452
	Hawaiian Electric Industries Inc.	2,526,382	112,247
	Pinnacle West Capital Corp.	1,375,260	111,877
	National Fuel Gas Co.	2,137,221	106,840
	Portland General Electric Co.	2,181,244	103,544
	PNM Resources Inc.	2,097,009	102,858
	Black Hills Corp.	1,527,214	101,972
*	Clean Harbors Inc.	1,198,558	100,751
	ONE Gas Inc.	1,296,889	99,744
	New Jersey Resources Corp.	2,345,972	93,534
	Southwest Gas Holdings Inc.	1,317,001	90,491
	Spire Inc.	1,197,789	88,505
	Ormat Technologies Inc.	1,092,578	85,800
	ALLETE Inc.	1,266,986	85,129
	Avista Corp.	1,698,691	81,113
	NorthWestern Corp.	1,231,993	80,326
*	Casella Waste Systems Inc. Class A	1,214,462	77,203
*	Evoqua Water Technologies Corp.	2,914,641	76,655
*	Sunnova Energy International Inc.	1,842,887	75,227
	California Water Service Group	1,213,171	68,350
	American States Water Co.	899,390	68,012
	MGE Energy Inc.	875,050	62,470
	Clearway Energy Inc. Class C	1,985,795	55,880
	South Jersey Industries Inc.	2,438,986	55,072
	Northwest Natural Holding Co.	753,928	40,674
	Covanta Holding Corp.	2,933,227	40,655
*	Harsco Corp.	1,939,929	33,270
	Clearway Energy Inc. Class A	865,828	22,953
			3,729,846
Total Common Stocks (Cost $84,496,829)			128,600,758

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[5,6]	Vanguard Market Liquidity Fund (Cost $2,426,139)	0.081%	24,265,445	2,426,545
Total Investments (101.3%) (Cost $86,922,968)				131,027,303
Other Assets and Liabilities—Net (-1.3%)				(1,635,407)
Net Assets (100%)				129,391,896
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,611,338,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $65,379,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,667,457,000 was received for securities on loan, of which $1,638,204,000 is held in Vanguard Market Liquidity Fund and $29,253,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	2,871	319,040	(13,382)
E-mini S&P Mid-Cap 400 Index	June 2021	1,411	367,608	(3,121)
				(16,503)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	4,910	(0.119)	1,586	—
Avalara Inc.	9/2/21	BOANA	14,125	(0.119)	—	(2,117)
Bandwidth Inc. Class A	9/2/21	BOANA	22,170	(0.119)	—	(4,438)
National Fuel Gas Co.	9/2/21	BOANA	1,466	(0.110)	34	—
National Fuel Gas Co.	9/2/21	BOANA	2,961	(0.106)	37	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ollie's Bargain Outlet Holdings Inc.	2/2/22	GSI	28,284	(0.108)	—	(2,185)
Penn National Gaming Inc.	9/2/21	BOANA	49,812	(0.110)	—	(7,885)
United Therapeutics Corp.	9/2/21	BOANA	20,062	(0.119)	9	—
					1,666	(16,625)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	128,598,883	—	1,875	128,600,758
Temporary Cash Investments	2,426,545	—	—	2,426,545
Total	131,025,428	—	1,875	131,027,303

Derivative Financial Instruments
Assets
Swap Contracts	—	1,666	—	1,666
Liabilities
Futures Contracts[1]	16,503	—	—	16,503
Swap Contracts	—	16,625	—	16,625
Total	16,503	16,625	—	33,128
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.